Provision For Income Taxes And Deferred Income Taxes - Schedule Of Reconciliation Of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Unrecognized Tax Benefits [Abstract]
Balance at January 1	$ 4,749	$ 3,993
Additions based on tax positions related to the current year	0	556
Additions for tax positions of prior years	0	200
Reductions for tax positions of prior years	(4,749)	0
Balance at the end of the year	$ 0	$ 4,749